INCOME TAX (Schedule of Deferred Income Tax) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Deferred income tax assets
Total deferred income tax assets	$ 4,077	$ 3,468
Deferred income tax liabilities
Total deferred income tax liabilities	(44,869)	(39,226)
Net deferred income tax liabilities	(40,792)	(35,758)
Plant and Equipment [Member]
Deferred income tax assets
Total deferred income tax assets	1,706	1,001
Deferred income tax liabilities
Total deferred income tax liabilities	(1,488)	(1,258)
Environmental rehabilitation [Member]
Deferred income tax assets
Total deferred income tax assets	1,716	1,948
Other deductible temporary difference [Member]
Deferred income tax assets
Total deferred income tax assets	655	519
Mineral rights and properties [Member]
Deferred income tax liabilities
Total deferred income tax liabilities	(43,105)	(37,601)
Unrealized gain on investments [Member]
Deferred income tax liabilities
Total deferred income tax liabilities		(65)
Other taxable temporary difference [Member]
Deferred income tax liabilities
Total deferred income tax liabilities	$ (276)	$ (302)